Note 7. Subsequent Events (Details) (USD $)	0 Months Ended										1 Months Ended		2 Months Ended	9 Months Ended
	Jun. 12, 2013	Apr. 05, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Apr. 30, 2013	Sep. 30, 2012	Apr. 05, 2013	Apr. 30, 2013	Apr. 19, 2013
Subsequent Events [Abstract]
Stock Issued During Period, Shares, Issued for Services		635,000	12,644,943	13,181,460	6,456,600	233,335					2,500,000	116,665	1,044,264
Sale of Stock, Consideration Received on Transaction (in Dollars)				$ 300,000		$ 46,667	$ 51,000	$ 150,000	$ 5,000	$ 33,950		$ 23,333
Development Stage Entities, Stock Issued, Shares, Issued for Cash				600,000	59,770		102,000	337,500	37,500,000	25,462,505				23,332
Convertible Notes Payable	335,000										53,000			53,000	53,000
Debt Instrument, Convertible, Effective Interest Rate (Deprecated 2013-01-31)	0.00%
Debt Instrument, Interest Rate, Effective Percentage	12.00%
Deposits Assets, Current	60,000
Other Commitment, Due in Second Year	150,000
Other Commitment, Due in Third Year	$ 300,000
PercentageOfTheCompanyOwned	4.99%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.138										$ 0.063			$ 0.063	$ 0.066